Fair Value Measurements - Initial measurement (Details) - Private Placement Warrants - Level 3	Dec. 31, 2021 shares yr	Sep. 29, 2021 shares yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.2	1.0
Stock price on valuation date
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.71	8.54
Exercise price per share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	11.50	11.50
Expected life
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | yr	4.75	5
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	56.4	43.9
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0	0
Fair value per warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.73	2.57